SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash, Accounts Receivable and Inventories (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Cash
Cash equivalents	$ 0	$ 0
Accounts Receivable, net
Allowances for doubtful accounts from accounts receivable	123,621	38,386
Inventories, net
Impairment of inventories	$ 0	$ 0	$ 0